Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 440,395	$ 405,695
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	427,006	395,032
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	9,696	6,317
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	3,693	4,346
Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	323,940	308,410
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	322,147	307,034
Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	1,793	1,165
Commercial Real Estate Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	342,934	320,187
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	329,617	310,432
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	9,680	5,432
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	3,637	4,323
Commercial Real Estate Loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial Real Estate Loans [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial, Financial And Agricultural [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	97,461	85,508
Commercial, Financial And Agricultural [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	97,389	84,600
Commercial, Financial And Agricultural [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	16	885
Commercial, Financial And Agricultural [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	56	23
Commercial, Financial And Agricultural [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial, Financial And Agricultural [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Residential Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	235,759	237,177
Residential Real Estate Loans [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	233,966	235,829
Residential Real Estate Loans [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	1,793	1,137
Construction Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	17,228	19,709
Construction Real Estate Loans [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	17,228	19,681
Construction Real Estate Loans [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	28
Consumer Loans To Individuals [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	70,953	51,524
Consumer Loans To Individuals [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	70,953	51,524
Consumer Loans To Individuals [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 0	$ 0